Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of Depreciation of property, plant and equipment and investment property - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of Depreciation of property, plant and equipment and investment property [Line Items]
Total depreciation of property, plant and equipment and investment property	S/ 52,308	S/ 70,780	S/ 78,560
Cost of services and goods [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of Depreciation of property, plant and equipment and investment property [Line Items]
Total depreciation of property, plant and equipment and investment property	50,981	60,230	66,479
Administrative expenses [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of Depreciation of property, plant and equipment and investment property [Line Items]
Total depreciation of property, plant and equipment and investment property	S/ 1,327	4,610	5,432
Depreciation discontinued operations [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of Depreciation of property, plant and equipment and investment property [Line Items]
Total depreciation of property, plant and equipment and investment property		S/ 5,940	S/ 6,649